Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Jan. 13, 2022
Accounting Policies [Abstract]
Stock Issued During Period, Value, Restricted Stock Award, Forfeitures	$ 6.0
Property, Plant and Equipment [Line Items]
Business Acquisition, Transaction Costs		$ 18.0
Stock Issued During Period, Shares, Conversion of Units	1,555,061
Common Class A [Member]
Accounting Policies [Abstract]
Per share proceeds from Sale of Interest in Partnership Unit		$ 17.00
Property, Plant and Equipment [Line Items]
Per share proceeds from Sale of Interest in Partnership Unit		17.00
Series A preferred stock
Property, Plant and Equipment [Line Items]
Dividend rate, percentage	9.00%
Series B Preferred Units
Property, Plant and Equipment [Line Items]
Dividend rate, percentage	8.50%
General Partner [Member]
Accounting Policies [Abstract]
Per share proceeds from Sale of Interest in Partnership Unit		17.00
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Interest in Partnership Unit	$ 26.4
Per share proceeds from Sale of Interest in Partnership Unit		$ 17.00
General Partner [Member] | Seapeak LLC
Property, Plant and Equipment [Line Items]
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units	1,600,000